CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	US Dollars
Figures in millions	2022	2021	2020

Cash and deposits on call	870	712	1,081
Money market instruments	238	442	249
Total cash and cash equivalents (note 33 and note 34)	1,108	1,154	1,330